CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Total revenues		¥ 1,498,029	$ 210,993	¥ 1,257,874	¥ 1,692,463
Cost of revenues		(544,336)	(76,668)	(393,292)	(327,889)
Gross profit		953,693	134,325	864,582	1,364,574
Operating expenses:
Sales and marketing expenses		(520,451)	(73,304)	(472,092)	(792,484)
General and administrative expenses		(290,765)	(40,953)	(260,208)	(252,214)
Research and development expenses		(203,524)	(28,666)	(235,087)	(286,567)
Impairment of goodwill and intangible assets | ¥					(65,879)
Total operating expenses		(1,014,740)	(142,923)	(967,387)	(1,397,144)
Loss from operations		(61,047)	(8,598)	(102,805)	(32,570)
Other income/(expenses):
Investment income, net		12,004	1,691	4,264	8,931
Interest income, net		48,843	6,879	28,883	19,328
Exchange losses		(662)	(93)	(492)	(4,766)
Impairment of long-term investment		(444)	(63)	(7,945)	(17,850)
Share of losses of equity method investee		(12,723)	(1,792)	(17,223)	(1,522)
Others, net		21,898	3,084	8,246	12,044
(Loss)/Income before tax		7,869	1,108	(87,072)	(16,405)
Income tax (expenses)/benefits		18,075	2,546	20,965	(21,231)
Net (loss)/income		25,944	3,654	(66,107)	(37,636)
Net loss/(income) attributable to non-controlling interests		(4,664)	(657)	553	29,265
Net (loss)/income attributable to So-Young International Inc.		21,280	2,997	(65,554)	(8,371)
Other comprehensive (loss)/income:
Foreign currency translation adjustment		14,078	1,983	87,998	(31,399)
Total other comprehensive (loss)/income		14,078	1,983	87,998	(31,399)
Total comprehensive (loss)/income:		40,022	5,637	21,891	(69,035)
Comprehensive loss/(income) attributable to non-controlling interests		(4,664)	(657)	553	29,265
Comprehensive (loss)/income attributable to So-Young International Inc.		¥ 35,358	$ 4,980	¥ 22,444	¥ (39,770)
Net (loss)/earnings per ordinary share
Weighted average number of ordinary shares used in computing (loss)/earnings per share, basic*	[1]	77,646,899	77,646,899	82,665,269	81,680,504
Weighted average number of ordinary shares used in computing (loss)/earnings per share, diluted*	[1]	78,054,950	78,054,950	82,665,269	81,680,504
Ordinary shares
Net (loss)/earnings per ordinary share
Net (loss)/earnings per ordinary share attributable to So-Young International Inc. - basic | (per share)		¥ 0.27	$ 0.04	¥ (0.79)	¥ (0.10)
Net (loss)/earnings per ordinary share attributable to So-Young International Inc. - diluted | (per share)		0.27	0.04	(0.79)	(0.10)
American Depository Shares
Net (loss)/earnings per ordinary share
Net (loss)/earnings per ordinary share attributable to So-Young International Inc. - basic | (per share)		0.21	0.03	(0.61)	(0.08)
Net (loss)/earnings per ordinary share attributable to So-Young International Inc. - diluted | (per share)		¥ 0.21	$ 0.03	¥ (0.61)	¥ (0.08)
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses		¥ (1,800)	$ (254)	¥ (8,282)	¥ (18,768)
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses		(5,680)	(800)	(6,781)	(9,808)
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses		(23,590)	(3,323)	(19,021)	(56,705)
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses		(5,251)	(740)	(9,252)	(20,869)
Information services and others
Revenues
Total revenues		1,063,178	149,745	870,140	1,304,455
Reservation services
Revenues
Total revenues		101,313	14,270	128,668	276,052
Sales of medical products and maintenance services
Revenues
Total revenues		333,538	46,978	259,066	111,956
Cost of services and others
Revenues
Cost of revenues		(385,582)	(54,308)	(253,531)	(249,747)
Cost of medical products sold and maintenance services
Revenues
Cost of revenues		¥ (158,754)	$ (22,360)	¥ (139,761)	¥ (78,142)

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.